UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Billeaud Capital Management, Inc.
Address:  514 Beverly Dr.
          Lafayette, LA 70503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Billeaud
Title:  President
Phone:  (337) 233-7758


Signature, Place, and Date of Signing:

     /s/  Joseph S. Billeaud     Lafayette, LA     October 16, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $108,202 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AllianceBernstein Holding L.P. COM              01881G106      804     9124 SH       SOLE                                   9124
Affiliated Managers Group      Com		  8252108      226     1770 SH	     SOLE				    1770
American International Group   COM               26874107     4494    66431 SH       SOLE                                  66431
Ameriprise Financial Inc.      COM              03076C106      327     5188 SH       SOLE                                   5188
Apache Corp.                   COM               37411105     4417    49044 SH       SOLE                                  49044
Atmos Energy Corp.             COM               49560105     1265    44684 SH       SOLE                                  44684
Bank of America Corp.          COM               60505104     5973   118816 SH       SOLE                                 118816
Citigroup Inc.                 COM              172967101     4357    93354 SH       SOLE                                  93354
Caterpillar Inc.               COM              149123101     2908    37073 SH       SOLE                                  37073
Colgate-Palmolive Co.          COM              194162103     1778    24928 SH       SOLE                                  24928
ConocoPhillips                 COM              20825C104     4210    47965 SH       SOLE                                  47965
Chevron Corp.                  COM              166764100     4790    51157 SH       SOLE                                  51157
Consolidated Edison	       COM		209115104     2998    64763 SH       SOLE                                  64763
Enterprise Products Partners   COM              293792107     1726    57066 SH       SOLE                                  57066
FPL Group Inc.                 COM              302571104     4149    68156 SH       SOLE                                  68156
General Electric Co.           COM              369604103     7343   177372 SH       SOLE                                 177372
Grant PrideCo                  COM              38821G101      545    10000 SH       SOLE                                  10000
Halliburton Co.                COM              406216101     1820    47400 SH       SOLE                                  47400
Home Depot Inc.                COM              437076102     2977    91784 SH       SOLE                                  91784
Johnson & Johnson              COM              478160104     4513    68699 SH       SOLE                                  68699
JP Morgan Chase & Co.          COM              46625H100     3352    73146 SH       SOLE                                  73146
Coca-Cola Co.                  COM              191216100     3740    65082 SH       SOLE                                  65802
Microsoft Corp.                COM              594918104     1455    49396 SH       SOLE                                  49396
Newfield Exploration Co.       COM              651290108     1981    41142 SH       SOLE                                  41142
Pepsico, Inc.                  COM              713448108     3748    51167 SH       SOLE                                  51167
Pfizer Inc.                    COM              717081103     2555   104587 SH       SOLE                                 104587
Southern Co.                   COM              842587107     3932   108376 SH       SOLE                                 108376
SPD Index Trust                COM              78462F103      355     2325 SH       SOLE                                   2325
AT&T Inc.                      COM              00206R102     2994    70759 SH       SOLE                                  70759
TEPPCO Partners LP             COM              872384102     1390    36501 SH       SOLE                                  36501
United Parcel Service Inc.     COM              911312106      297     3955 SH       SOLE                                   3955
Walgreen Co.                   COM              931422109      673    14255 SH       SOLE                                  14255
Wachovia Corp.                 COM              929903102     2666    53152 SH       SOLE                                  53152
Wells Fargo & Co.              COM              949746101     4438   124585 SH       SOLE                                 124585
Washington Mutual Inc.         COM              939322103      237     6715 SH       SOLE                                   6715
William Wrigley Jr. Co.        COM              982526105     4045    62973 SH       SOLE                                  62973
Exxon Mobil Corp.              COM              30231G102     8722    94236 SH       SOLE                                  94236